THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH SUCH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 14, 2007.

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 29, 2006
                                               -----------------


Check here if Amendment [X]: Amendment Number:  2
                                               -------

      This Amendment (Check only one):    [ ] is a restatement
                                          [X] adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:       Magnetar Financial, LLC
Address:    1603 Orrington Avenue
            13th Floor
            Evanston, IL  60201

Form 13F File Number:    028-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael Turro
Title:            Chief Compliance Officer
Phone:            847-905-4690

Signature, Place and Date of Signing:


         /s/ Michael Turro              Evanston,  IL         August 14, 2007
----------------------------------      ------------------    ---------------
             [Signature]                 City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                              --------------------------

Form 13F Information Table Entry Total:                   1
                                              --------------------------

Form 13F Information Table Value Total:                $71,290
                                              --------------------------
                                                     (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                 MAGNETAR FINANCIAL, LLC
                                                        FORM 13F
                                              Quarter Ended March 31, 2007

---------------------------------------------------------------------------------------------------------------------------
                                                                                                        VOTING AUTHORITY
                 CLASS                   VALUE     SHRS OR   SH/   PUT/   INVESTMENT   OTHER           --------------------
NAME OF ISSUER   TITLE       CUSIP   (X$1,000)     PRN AMT   PRN   CALL   DISCRETION   MANAGERS        SOLE   SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------
OSI RESTAURANT   COM     67104A101     $71,290   1,818,635   SH           SOLE                    1,818,635
---------------------------------------------------------------------------------------------------------------------------